ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Jun. 30, 2016
ALLOWANCE FOR LOAN LOSSES [Abstract]
Schedule of Changes in the Allowance for Loan Losses

	2016	2015	2014
	(Dollars in Thousands)
Balance, July 1	$304	$234	$307
Add:
Provision for loan losses	56	70	(73)
Less:
Loans charged off	—	—	—

Balance, June 30	$360	$304	$234

Schedule of Primary Segments of Allowance for Loan Losses

	As of June 30, 2016
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total
	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2015	$125	$63	$9	$30	$34	$37	$6	$304
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	97	(6)	(2)	(8)	(18)	(8)	1	56

Ending ALLL Balance at June 30, 2016	$222	$57	$7	$22	$16	$29	$7	$360

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	222	57	7	22	16	29	7	360

	$222	$57	$7	$22	$16	$29	$7	$360

	As of June 30, 2015
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total
	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2014	$103	$14	$5	$12	$45	$47	$8	$234
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	22	49	4	18	(11)	(10)	(2)	70

Ending ALLL Balance at June 30, 2015	$125	$63	$9	$30	$34	$37	$6	$304

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	125	63	9	30	34	37	6	304

	$125	$63	$9	$30	$34	$37	$6	$304

Schedule of Reserve Factors

Loan Segment	06/30/2016 Factor	06/30/2015 Factor	6/30/2014 Factor
1-4 Family Permanent	0.40%	0.35%	0.15%
1-4 Family Construction	0.75%	0.75%	0.15%
Multi-Family – Permanent	0.55%	0.50%	0.50%
Multi-Family - Construction	1.00%	1.00%	0.50%